United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

Federated Hermes Core Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Emerging Markets Core Fund

Semi-Annual Shareholder Report - April 30, 2026

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Emerging Markets Core Fund	$3	0.06%

Key Fund Statistics

  Net Assets$808,372,603
  Number of Investments502
  Portfolio Turnover35%

Fund Holdings

Top Countries (% of Net Assets)

Table Summary
Value	Value
Angola	2.3%
Egypt	3.0%
South Africa	3.1%
Dominican Republic	3.5%
Nigeria	4.8%
Colombia	5.3%
Mexico	7.7%
Turkey	12.3%
Brazil	12.5%
Argentina	13.1%

Semi-Annual Shareholder Report

Emerging Markets Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/products.do?productType=10, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N887

Q453026-A (06/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—76.4%
		Banking—1.8%
$ 1,300,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.875%, 1/11/2029	$ 1,293,978
300,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 5.625%, 10/23/2031	298,575
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	510,549
1,000,000		Caixa Economica Federal, Sr. Unsecd. Note, REGS, 5.625%, 5/13/2030	1,014,625
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	775,575
2,500,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	2,489,176
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,582,965
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,075,778
1,500,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 6.875%, 2/10/2031	1,495,885
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,784,818
		TOTAL	14,321,924
		Chemicals & Plastics—0.5%
3,800,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 12/23/2050	3,050,118
1,500,000	[1]	OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 3/23/2031	1,381,789
		TOTAL	4,431,907
		Finance—0.2%
2,000,000	[1]	MAF Global Securities Ltd., Sub. Note, 5.747%, 11/20/2030	1,930,600
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	397,963
		Metals & Mining—0.3%
2,500,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 6.330%, 1/13/2035	2,655,000
		Oil & Gas—10.3%
4,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	3,080,383
1,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	1,111,435
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	2,520,732
3,350,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	3,474,433
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,441,365
1,900,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	2,041,861
5,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.125%, 9/10/2030	5,259,190
2,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.500%, 6/10/2051	1,890,953
4,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	4,153,812
4,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.250%, 1/10/2036	4,000,400
1,100,000		Petroleos de Venezuela S.A., 5.500%, 4/12/2037	416,900
1,200,000		Petroleos de Venezuela S.A., Co. Guarantee, 5.375%, 4/12/2027	454,500
900,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	426,375
600,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	486,396
3,100,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	2,188,585
1,250,000		Petroleos Mexicanos, 6.500%, 6/2/2041	1,100,773
3,200,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	3,090,462
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	3,055,619
1,000,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,172,450
4,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,356,350
5,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	5,471,173
4,550,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	3,835,549
4,625,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	3,854,706
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	6,406,296
3,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	3,374,217
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	$ 500,144
2,850,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,292,950
750,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	764,175
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	173,855
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,502,600
1,000,000	Qazaqgaz Nc Jsc, Sr. Unsecd. Note, 144A, 5.625%, 5/8/2036	979,958
875,000	YPF Sociedad Anonima, 144A, 8.250%, 1/17/2034	916,667
985,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,052,477
600,000	YPF Sociedad Anonima, Sec. Fac. Bond, REGS, 9.500%, 1/17/2031	641,103
1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,646,798
2,050,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	2,115,897
700,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 6/27/2029	724,215
500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.750%, 9/11/2031	531,225
	TOTAL	83,506,979
	Real Estate—0.1%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,090,385
	Sovereign—59.9%
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,123,162
5,300,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	5,525,330
1,500,000	Angola, Government of, Sr. Unsecd. Note, 144A, 9.875%, 3/31/2037	1,594,571
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	4,085,485
750,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	782,451
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.875%, 10/15/2035	4,295,915
14,398,291	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	8,765,680
13,309,831	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	11,447,120
2,030,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,807,715
9,500,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	6,545,500
21,432,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	15,967,340
1,584,091	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,112,824
12,050,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	9,344,775
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,212,600
11,800,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	8,647,040
6,300,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	4,798,080
640,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	620,333
800,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	791,040
2,900,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	2,804,300
4,360,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	4,218,780
450,000	Argentina, Government of, Unsecd. Note, Series 4A, 3.000%, 10/31/2028	384,966
2,700,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	3,015,900
2,600,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,376,088
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	2,967,808
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,023,132
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,286,694
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	1,001,841
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 7.375%, 5/14/2030	1,023,540
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,988,935
400,000	Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	428,440
200,000	Barbados, Government of, Sr. Unsecd. Note, REGS, 8.000%, 6/26/2035	214,220
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,374,882
$ 800,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	822,205
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	$ 207,917
333,350		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	321,723
300,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	289,140
3,000,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	3,441,000
3,600,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	3,056,760
5,500,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	5,088,875
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,221,500
4,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,489,160
1,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,720,400
4,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,174,800
350,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 5/22/2036	348,075
6,125,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	6,335,087
2,459,000		Brazil, Government of, Sr. Unsecd. Note, 7.250%, 1/12/2056	2,468,590
1,500,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	1,492,125
BRL 5,500		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	972,623
$ 1,000,000		CBB International Sukuk Programme Co. WLL, Sr. Unsecd. Note, REGS, 3.875%, 5/18/2029	931,283
1,600,000		Colombia, Government of, 7.375%, 9/18/2037	1,644,000
400,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	361,600
800,000		Colombia, Government of, Sr. Unsecd. Note, 3.125%, 4/15/2031	694,120
2,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,997,500
1,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	967,950
2,387,000		Colombia, Government of, Sr. Unsecd. Note, 5.375%, 1/21/2029	2,366,472
2,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	1,980,000
287,000		Colombia, Government of, Sr. Unsecd. Note, 6.125%, 1/21/2031	286,340
275,000		Colombia, Government of, Sr. Unsecd. Note, 6.500%, 1/21/2033	274,037
1,600,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	1,675,200
3,400,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	3,581,900
2,700,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	2,901,150
COP 4,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	759,183
$ 500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 5.625%, 4/30/2043	479,950
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,595,500
5,200,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	5,584,800
3,350,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	3,768,750
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	960,500
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,497,492
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/28/2035	488,725
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	2,427,460
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,792,300
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	520,525
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,604,700
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,183,475
3,350,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 10/28/2035	3,274,457
2,950,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,557,502
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,040,950
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,396,150
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,202,640
900,000		Drc International Bond, Sr. Unsecd. Note, 144A, 9.500%, 4/16/2037	918,372
3,250,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.750%, 1/29/2034	3,315,000
3,150,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 1/29/2039	3,260,250
2,002,500	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,714,140
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 4,740,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	$ 3,957,900
5,919,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	5,451,816
1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,372,261
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	576,418
$ 700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	687,550
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	870,063
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,635,779
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,583,226
2,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	2,054,640
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,044,916
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	576,418
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,607,773
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	949,596
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,112,846
EGP 486,200,000	[2]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 7/21/2026	8,629,680
$ 1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	57,750
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,605,060
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	730,470
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	906,500
3,650,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,736,870
600,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	632,280
2,000,000		Gabon, Government of, Sr. Unsecd. Note, Series 4Y, 9.500%, 2/18/2029	1,884,554
47,200	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	46,713
198,736	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	175,041
2,999,325		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	2,933,003
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	3,714,856
2,187,500		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	2,139,302
1,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2035	1,376,160
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,088,600
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,659,300
600,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	599,640
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	3,032,400
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,360,750
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	1,007,000
1,500,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	1,523,581
2,250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	2,579,782
1,000,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	993,530
HUF 180,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	518,044
180,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	444,740
$ 800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	780,971
1,350,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.750%, 2/25/2041	1,242,855
2,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	3,074,733
3,400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	3,641,412
7,700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	7,516,846
700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.075%, 4/1/2036	742,908
2,960,000		Jamaica, Government of, 8.000%, 3/15/2039	3,567,096
2,500,000		Jordan, Government of, Sr. Unsecd. Note, REGS, 5.850%, 7/7/2030	2,487,967
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	520,700
2,600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/26/2034	2,429,521
800,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	761,110
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	$ 316,820
2,347,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	2,308,307
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	425,000
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	251,250
3,800,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	1,006,050
MXN 75,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 2/21/2036	395,052
$ 350,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	362,250
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	719,200
NGN 6,000,000,000	[2]	Nigeria OMO Bill, Unsecd. Note, Series 252D, 0.000%, 6/30/2026	4,226,559
$ 5,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	5,777,184
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,137,174
4,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.630%, 1/13/2036	4,380,149
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.129%, 1/13/2046	1,102,918
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,240,446
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,032,961
1,750,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,710,513
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,788,337
800,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	843,300
NGN 11,100,000,000	[2]	Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	8,068,326
$ 1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,072,382
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,130,762
1,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	1,907,022
2,800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	2,696,161
700,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	711,511
1,500,000		Panama, Government of, Sr. Unsecd. Note, 5.662%, 2/23/2038	1,508,250
400,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	418,503
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 5.850%, 8/21/2033	1,554,750
PEN 1,600,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	479,865
EUR 500,000		Romania, Government of, Sr. Unsecd. Note, 144A, 3.875%, 10/29/2035	502,278
$ 300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	303,050
500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	448,669
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	839,427
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	311,852
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	312,697
$ 800,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	430,496
2,100,000		South Africa, Government of, 144A, 6.125%, 12/11/2037	2,000,464
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	522,284
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,787,371
1,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	745,977
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,048,663
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	521,357
2,000,000		South Africa, Government of, Sr. Unsecd. Note, REGS, 6.125%, 12/11/2037	1,905,432
ZAR 35,000,000		South Africa, Government of, Sr. Unsecd. Note, Series R213, 7.000%, 2/28/2031	1,987,986
$ 2,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	1,898,803
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,564,702
1,590,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	1,518,139
1,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 5/15/2036	938,930
750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	759,375
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 6.500%, 1/28/2036	508,750
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	763,125
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	$ 3,629,067
EUR 1,600,000		Turkey, Government of, Sr. Unsecd. Note, 5.150%, 3/10/2034	1,834,403
$ 2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,322,000
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,257,067
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	6,981,505
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,450,734
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,717,475
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 5/22/2031	2,378,792
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,459,242
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	2,408,938
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,870,217
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	4,850,000
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,426,748
8,800,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	8,427,917
7,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.950%, 9/16/2035	7,374,849
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,136,971
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,209,710
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,089,611
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,228,272
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,600,519
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,299,526
529,527	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	335,186
1,978,771	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	935,871
1,472,198	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	749,054
1,393,498	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	709,277
3,816,700	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	2,924,910
2,575,651	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	1,555,142
1,028,864	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2036	609,380
1,900,000	[3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	1,166,162
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	492,300
300,000		United Mexican States, Sr. Unsecd. Note, 5.625%, 2/9/2034	296,151
300,000	[5]	United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	295,905
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,508,192
500,000	[3,4]	Venezuela, Government of, 9.375%, 1/13/2034	260,000
850,000	[3,4]	Venezuela, Government of, Bond, 9.250%, 9/15/2027	445,400
1,600,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	748,000
1,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	507,500
2,999,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	2,052,265
1,484,857		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	1,461,358
		TOTAL	483,850,212
		State/Provincial—1.3%
800,000		Bono Gar Prov Del Chubut, Secured Note, 144A, 9.450%, 4/29/2036	824,000
156,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	157,162
719,370		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	728,599
630,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.800%, 11/26/2033	653,039
750,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	735,000
1,400,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.875%, 9/1/2037	966,000
5,025,110		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	3,871,558
1,600,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 8.600%, 2/3/2035	1,546,000
562,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 9.750%, 7/2/2032	584,480
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		State/Provincial—continued
$ 230,769		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	$ 222,116
		TOTAL	10,287,954
		Telecommunications & Cellular—0.3%
300,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	301,541
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,260,821
		TOTAL	2,562,362
		Transportation—0.3%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	967,353
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	517,368
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	626,679
		TOTAL	2,111,400
		Utilities—1.3%
800,000		Comision Ej Hi Rio Lempa, Sr. Unsecd. Note, REGS, 8.650%, 1/24/2033	850,400
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,342,244
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	916,658
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,957,240
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	836,170
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	98,400
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	370,937
		TOTAL	10,372,049
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $553,332,183)	617,518,735
		CORPORATE BONDS—19.1%
		Air Transportation—0.7%
1,600,000		Azul Secured Finance LLP, 144A, 9.875%, 2/15/2031	1,426,000
785,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	750,813
600,000		Gol Finance, Secured Note, REGS, 14.375%, 6/6/2030	573,870
900,000		Grupo Aeromexico SAB de CV, REGS, 8.625%, 11/15/2031	876,375
1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	1,327,625
550,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	559,625
		TOTAL	5,514,308
		Airport—0.1%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	207,750
700,000		Kingston Airport Revenue Finance Ltd., Sec. Fac. Bond, REGS, 6.750%, 12/15/2036	712,950
		TOTAL	920,700
		Automotive—0.1%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	255,104
500,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	425,174
		TOTAL	680,278
		Banking—3.0%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	599,749
1,600,000	[1]	Akbank TAS - Old, Sub., REGS, 7.875%, 6/4/2030	1,621,585
1,000,000		AL Rajhi Sukuk Ltd., Sub., Series EMTN, 5.651%, 3/16/2036	989,241
2,300,000	[3,4,6]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,285,800
1,450,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2031	1,431,513
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	488,400
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	511,360
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	537,290
216,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	206,280
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$ 1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	$ 1,024,018
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,068,990
1,750,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Note, REGS, 3.733%, 9/25/2034	1,663,230
400,000		Industrial Subord TR 2.0, Sub. Note, 144A, 6.550%, 4/15/2036	406,700
2,000,000		Ipoteka-Bank Akib, Sr. Unsecd. Note, 6.450%, 10/9/2030	2,012,543
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,037,200
1,900,000		Scotiabank Peru S.A., Sub., 144A, 6.100%, 10/1/2035	1,952,250
1,800,000	[1,3,4,6]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		The National Bank For Foreign Ecomomic Activity of the Republic of Uzbekistan (NBU), Sr. Unsecd. Note, 7.200%, 7/17/2030	2,080,682
2,000,000		Turkiye Garanti Bankasi AS, Sub. Note, REGS, 8.125%, 1/8/2036	2,035,029
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	511,506
1,600,000		Yapi ve Kredi Bankasi A.S., Sub. Note, REGS, 7.550%, 6/11/2036	1,585,302
		TOTAL	24,253,668
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	989,206
		Broadcast Radio & TV—0.4%
4,250,000		Grupo Televisa SAB, Sr. Unsecd. Note, 5.000%, 5/13/2045	2,843,362
		Building & Development—0.1%
700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	695,128
		Building Materials—0.2%
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,997,825
		Chemicals & Plastics—1.2%
1,350,000		Braskem America Finance Co., REGS, 7.125%, 7/22/2041	768,656
600,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	422,850
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	573,750
1,100,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	644,204
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,124,629
1,150,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	568,531
750,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	623,906
450,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	332,619
1,600,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.875%, 9/17/2044	1,252,856
630,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	667,102
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,246,495
1,400,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	1,418,088
		TOTAL	9,643,686
		Equipment Lease—0.1%
800,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 7.850%, 4/11/2029	796,744
		Finance—0.7%
EUR 1,500,000		BOI Finance B.V., Sr. Unsecd. Note, REGS, 7.500%, 2/16/2027	1,798,575
$ 3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	8,086
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 1/1/2099	300
2,600,000		Digicel International Finance Ltd. / Difl US LLC, 144A, 8.625%, 8/1/2032	2,706,720
800,000		PRIO LUX HLD S.a.r.l., Sr. Unsecd. Note, 144A, 6.750%, 10/15/2030	799,624
600,000		Sierracol En And/Ara/Dev, Sr. Unsecd. Note, 144A, 9.000%, 11/14/2030	608,739
		TOTAL	5,922,044
		Financial Institution - Banking—0.1%
500,000		BANCO NAC MEXICO, NASSAU, Sub. Note, 144A, 6.697%, 8/7/2036	500,000
		Food Products—0.8%
1,900,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	1,819,316
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food Products—continued
$ 1,000,000	[1]	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 8.000%, 4/12/2030	$ 1,056,261
1,300,000	[1]	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 9.000%, 2/12/2035	1,449,344
500,000	[1]	Grupo Nutresa S.A., Sub. Note, 144A, 7.875%, 10/21/2031	500,000
500,000		J&F Luxembourg Finance, Sr. Unsecd. Note, 144A, 8.000%, 4/23/2033	496,520
1,300,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.500%, 4/22/2036	1,279,564
		TOTAL	6,601,005
		Food Services—0.1%
1,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	896,906
		Industrial Products & Equipment—0.3%
2,100,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, 5.400%, 1/9/2038	2,043,300
		Leisure & Entertainment—0.0%
300,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	293,270
		Metals & Mining—3.4%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,063,110
1,000,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	1,027,680
650,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	554,727
1,150,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	788,293
300,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2036	295,108
300,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2034	308,660
2,350,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,472,177
2,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,087,906
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	204,051
1,550,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,522,435
900,000		Marcobre Sac, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2036	888,075
2,500,000		Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,571,894
5,336,720		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	5,357,485
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	993,019
2,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,915,643
700,000		Vale Overseas Ltd., 6.125%, 6/12/2033	738,693
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	479,669
750,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.125%, 10/15/2032	780,719
700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	737,802
950,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.850%, 4/24/2033	1,013,714
700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	744,194
350,000		Vedanta Resources, Sr. Unsecd. Note, REGS, 11.250%, 12/3/2031	384,118
730,000		Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	754,995
		TOTAL	27,684,167
		Oil & Gas—2.9%
421,819		Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	432,646
1,688,016		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,738,816
400,000		AI Candelaria Spain SLU, Secured Note, REGS, 5.750%, 6/15/2033	361,346
981,707		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,026,177
902,913		Borr IHC Ltd. / Borr Finance LLC, Secured Note, REGS, 10.375%, 11/15/2030	948,229
600,000		Constellation Oil S.A., 144A, 9.375%, 11/7/2029	630,600
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	479,952
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	212,757
887,000		Gran Tierra Energy, Inc., 144A, 9.750%, 4/15/2031	812,856
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	511,619
2,038,937		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,908,083
815,552		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	763,212
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 242,910		MV24 Capital B.V., 144A, 6.748%, 6/1/2034	$ 244,614
694,030		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	698,898
275,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, 144A, 6.250%, 9/17/2032	277,881
1,100,000		Pampa Energia S.A., Sr. Unsecd. Note, 144A, 7.875%, 12/16/2034	1,154,065
300,000		Pluspetrol S.A., Sr. Unsecd. Note, 144A, 8.500%, 5/30/2032	312,893
800,000		Pluspetrol S.A., Sr. Unsecd. Note, REGS, 8.500%, 5/30/2032	834,382
500,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, 144A, 5.700%, 1/17/2035	274,125
1,000,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, 144A, 6.950%, 3/5/2054	533,662
1,095,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 5.300%, 1/20/2027	587,194
400,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.250%, 7/8/2032	220,000
400,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.450%, 3/5/2034	218,250
600,000		Raizen Fuels Finance S.A., Sr. Unsecd. Note, REGS, 6.700%, 2/25/2037	326,625
800,000		Sonangol Finance Ltd., Sr. Unsecd. Note, 144A, 10.000%, 1/29/2031	819,584
800,000		Tecpetrol S.A., Sr. Unsecd. Note, REGS, 7.625%, 11/3/2030	821,000
870,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	925,028
800,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, REGS, 7.625%, 12/10/2035	825,000
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	695,113
1,036,035		Yinson Bergenia Production B.V., Sec. Fac. Bond, 144A, 8.498%, 1/31/2045	1,111,673
2,331,504		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,582,935
		TOTAL	23,289,215
		Paper Products—0.4%
800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	726,026
1,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,023,520
1,315,000		SUZANO Netherlands B.V., Sr. Unsecd. Note, 5.500%, 1/15/2036	1,288,930
		TOTAL	3,038,476
		Pharmaceuticals—0.1%
500,000		Biocon Biologics Global, 144A, 6.670%, 10/9/2029	504,271
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	209,734
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, Series ., 8.125%, 9/15/2031	225,838
		TOTAL	939,843
		Real Estate—0.2%
1,200,000		Aldar Properties PJSC, Sub. Note, 144A, 5.875%, 4/14/2056	1,138,571
824,763	[2,3,4]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	88,167
		TOTAL	1,226,738
		Retailers—0.1%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,008
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	821,335
1,200,000	[3,4]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	36,000
		TOTAL	859,343
		Steel—0.1%
800,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 7.500%, 1/27/2032	827,800
		Telecommunications & Cellular—2.5%
1,200,000		Axian Telecom Holding & Management PLC, Sr. Unsecd. Note, 144A, 7.250%, 7/11/2030	1,211,898
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	704,828
600,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	563,505
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,969,917
600,000		HTA Group Ltd., Inc./Mauritius, Sr. Unsecd. Note, 144A, 6.750%, 4/1/2031	611,139
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,151,600
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,595,454
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	826,185
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	$ 934,161
700,000		Sociedad Transmisora Metropolitana SpA, Secured Note, 144A, 6.385%, 12/15/2055	712,250
1,600,000		Telecom Argentina S.A., Sr. Unsecd. Note, 144A, 9.250%, 5/28/2033	1,701,344
1,000,000		Telecom Argentina S.A., Sr. Unsecd. Note, REGS, 9.250%, 5/28/2033	1,063,340
650,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	664,287
1,500,000		Telefonica Moviles Chile, Sr. Unsecd. Note, REGS, 3.537%, 11/18/2031	1,180,050
400,000		Total Play Telecom, 144A, 11.125%, 12/31/2032	374,955
760,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	751,173
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,101,370
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,044,616
		TOTAL	20,162,072
		Transportation—0.1%
600,000		Avianca Midco 2 PLC, 144A, 9.500%, 1/28/2031	559,500
500,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	432,350
		TOTAL	991,850
		Utilities—1.3%
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	526,673
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	516,171
594,804		Buffalo Energy Mexico Holdings, 144A, 7.875%, 2/15/2039	637,833
500,000		Energuate Trust, Sr. Unsecd. Note, 144A, 6.350%, 9/15/2035	501,825
297,106		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	276,802
500,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.125%, 2/11/2036	463,438
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,399,854
684,000		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	654,132
168,450		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	171,597
1,350,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,308,630
3,100,000		Saavi Energia S.a r.l., Sr. Unsecd. Note, REGS, 8.875%, 2/10/2035	3,452,005
500,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	514,388
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	178,053
		TOTAL	10,601,401
		TOTAL CORPORATE BONDS (IDENTIFIED COST $155,001,469)	154,212,335
		COMMON STOCKS—0.0%
		Finance—0.0%
67,865	[4,6]	Unifin Financiera, S.A.B. de C.V.	0
		Real Estate—0.0%
3,000	[4]	Country Garden Services Holdings Co. Ltd.	112
		Transportation—0.0%
354	[4,6]	Azul S.A., ADR	3,009
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,674)	3,121
		INVESTMENT COMPANY—1.8%
14,888,362		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[7] (IDENTIFIED COST $14,888,362)	14,888,362
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $723,414,688)[8]	786,622,553
		OTHER ASSETS AND LIABILITIES - NET—2.7%[9]	21,750,050
		NET ASSETS—100%	$808,372,603
Semi-Annual Financial Statements and Additional Information

At April 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Long Bond Short Futures	2	$225,688	June 2026	$9,547
At April 30, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/4/2026	BNP Paribas SA	1,656,292	BRL	$331,358	$3,125
5/4/2026	Credit Agricole CIB	1,656,292	BRL	$312,481	$22,001
5/11/2026	Bank of America, N.A.	34,876,955	INR	$383,854	$(16,544)
6/16/2026	Morgan Stanley Capital	1,090,000	EUR	$1,253,725	$28,032
6/17/2026	Credit Agricole CIB	349,656,286	CLP	$395,736	$(7,128)
6/17/2026	Barclays Bank PLC	362,582,938	CLP	$395,427	$7,548
6/17/2026	Barclays Bank PLC	725,411,643	CLP	$804,056	$2,166
6/17/2026	Morgan Stanley Capital	715,829,886	CLP	$806,369	$(10,796)
6/17/2026	Barclays Bank PLC	216,646,085	CLP	$243,354	$(2,574)
6/17/2026	Morgan Stanley Capital	2,919,574,956	COP	$806,361	$(11,722)
6/17/2026	Credit Agricole CIB	21,201,258	MXN	$1,179,322	$30,002
6/17/2026	Morgan Stanley Capital	58,322,000	ZAR	$3,454,970	$34,946
6/18/2026	Morgan Stanley Capital	1,567,342	MYR	$396,312	$(1,186)
7/13/2026	State Street Bank & Trust Co.	1,000,000	AUD	546,662 CHF	$7,047
7/13/2026	Bank of America, N.A.	337,326,000	CLP	$380,000	$(5,091)
7/13/2026	Bank of America, N.A.	713,294,400	CLP	$780,000	$12,765
7/13/2026	Barclays Bank PLC	700,000,000	CLP	$788,040	$(10,051)
7/13/2026	Bank of America, N.A.	6,722,010	MXN	$380,000	$2,593
7/13/2026	Standard Chartered Bank	13,246,438	MXN	$760,000	$(6,060)
7/13/2026	Bank of America, N.A.	6,201,220	ZAR	$380,000	$(9,667)
7/13/2026	Goldman Sachs Bank	12,577,945	ZAR	$760,000	$(8,853)
8/19/2026	Morgan Stanley Capital	17,448,934	EGP	$321,343	$(11,093)
8/19/2026	Standard Chartered Bank	32,250,000	EGP	$642,686	$(69,267)
Contracts Sold:
5/4/2026	Credit Agricole CIB	1,656,292	BRL	$331,358	$(3,125)
5/4/2026	BNP Paribas SA	1,656,292	BRL	$311,846	$(22,636)
5/11/2026	Standard Chartered Bank	34,876,955	INR	$376,033	$8,723
6/17/2026	Credit Agricole CIB	349,656,286	CLP	$389,216	$608
6/17/2026	Credit Agricole CIB	6,720,400	EUR	$7,740,185	$(162,840)
6/17/2026	Wells Fargo Bank	14,082,173	MXN	$786,699	$(16,551)
6/18/2026	Barclays Bank PLC	1,567,342	MYR	$400,353	$5,228
7/13/2026	State Street Bank & Trust Co.	546,662	CHF	1,000,000 AUD	$7,102
7/13/2026	Bank of America, N.A.	346,125,000	CLP	$388,154	$3,466
7/13/2026	Barclays Bank PLC	704,495,400	CLP	$793,056	$10,070
7/13/2026	State Street Bank & Trust Co.	6,643,199	MXN	$380,000	$1,893
7/13/2026	Barclays Bank PLC	6,248,298	ZAR	$380,000	$6,856
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(181,013)
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$16,370,372
Purchases at Cost	$212,134,437
Proceeds from Sales	$(213,616,447)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$14,888,362
Shares Held as of 4/30/2026	14,888,362
Dividend Income	$310,182

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $295,905, which represented 0.0% of net assets.

6
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $709,067,980.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$617,518,735	$—	$617,518,735
Corporate Bonds	—	154,007,335	205,000	154,212,335
Equity Securities:
Common Stocks
International	—	112	3,009	3,121
Investment Company	14,888,362	—	—	14,888,362
TOTAL SECURITIES	$14,888,362	$771,526,182	$208,009	$786,622,553
Other Financial Instruments:
Assets
Futures Contracts	$9,547	$—	$—	$9,547
Foreign Exchange Contracts	—	194,171	—	194,171
Liabilities
Foreign Exchange Contracts	—	(375,184)	—	(375,184)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,547	$(181,013)	$—	$(171,466)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
INR	—Indian Rupee
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.12	$8.77	$7.58	$7.37	$9.93	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.78	0.76	0.67	0.61	0.62
Net realized and unrealized gain (loss)	0.02	0.33	1.08	0.14	(2.60)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.35	1.11	1.84	0.81	(1.99)	0.77
Less Distributions:
Distributions from net investment income	(0.42)	(0.76)	(0.65)	(0.60)	(0.57)	(0.62)
Net Asset Value, End of Period	$9.05	$9.12	$8.77	$7.58	$7.37	$9.93
Total Return[2]	3.92%	13.36%	24.93%	10.93%	(20.63)%	7.82%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.06%	0.05%	0.05%	0.06%	0.05%
Net investment income	7.40%[4]	8.88%	9.04%	8.51%	6.97%	6.07%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$808,373	$738,991	$873,961	$539,779	$716,217	$1,150,585
Portfolio turnover[6]	35%	45%	62%	107%	64%	54%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $14,888,362 of investments in affiliated holdings* (identified cost $723,414,688, including $14,888,362 of identified cost in affiliated holdings)	$786,622,553
Cash	7,196,422
Cash denominated in foreign currencies (identified cost $34,643)	35,230
Due from broker (Note 2)	474,892
Income receivable	11,585,646
Income receivable from affiliated holdings	35,752
Receivable for investments sold	7,710,278
Unrealized appreciation on foreign exchange contracts	194,171
Receivable for variation margin on futures contracts	64,664
Total Assets	813,919,608
Liabilities:
Payable for investments purchased	4,508,240
Unrealized depreciation on foreign exchange contracts	375,184
Income distribution payable	540,196
Accrued expenses (Note 5)	123,385
Total Liabilities	5,547,005
Net assets for 89,358,900 shares outstanding	$808,372,603
Net Assets Consist of:
Paid-in capital	$871,411,530
Total distributable earnings (loss)	(63,038,927)
Net Assets	$808,372,603
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$808,372,603 ÷ 89,358,900 shares outstanding, no par value, unlimited shares authorized	$9.05

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Interest	$27,478,962
Dividends (including $310,182 received from affiliated holdings*)	375,445
TOTAL INCOME	27,854,407
Expenses:
Administrative fee (Note 5)	3,754
Custodian fees	55,280
Transfer agent fees	21,180
Directors’/Trustees’ fees (Note 5)	2,746
Auditing fees	22,347
Legal fees	4,903
Portfolio accounting fees	84,335
Printing and postage	10,135
Commitment fee	4,984
Miscellaneous (Note 5)	6,613
TOTAL EXPENSES	216,277
Net investment income	27,638,130
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments	7,428,277
Net realized loss on foreign currency transactions	(152,133)
Net realized gain on foreign exchange contracts	145,803
Net realized loss on futures contracts	(10,436)
Net realized gain on written options	3,769
Net realized loss on swap contracts	(64,527)
Net change in unrealized appreciation of investments	(6,200,297)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(2,172)
Net change in unrealized appreciation of foreign exchange contracts	(342,001)
Net change in unrealized appreciation of futures contracts	(212)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	806,071
Change in net assets resulting from operations	$28,444,201

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$27,638,130	$65,590,331
Net realized gain (loss)	7,350,753	13,255,230
Net change in unrealized appreciation/depreciation	(6,544,682)	14,503,075
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,444,201	93,348,636
Distributions to Shareholders	(34,405,287)	(65,410,768)
Share Transactions:
Proceeds from sale of shares	92,672,650	103,554,000
Net asset value of shares issued to shareholders in payment of distributions declared	29,810,522	56,004,253
Cost of shares redeemed	(47,139,999)	(322,466,719)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,343,173	(162,908,466)
Change in net assets	69,382,087	(134,970,598)
Net Assets:
Beginning of period	738,990,516	873,961,114
End of period	$808,372,603	$738,990,516
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, duration, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At April 30, 2026, the Fund had no outstanding swap contracts.
The average notional amount of swap buy protection contracts held by the Fund throughout the period was $457,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage security risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,722,270 and $293,045, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Financial Statements and Additional Information

Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $203,685 and $181,976, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	1/5/2026	$298,809	$295,905
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At April 30, 2026, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $377 and $1,096, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$9,547*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	194,171	Unrealized depreciation on foreign exchange contracts	375,184
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$203,718		$375,184

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(10,436)	$—	$—	$—	$(10,436)
Foreign exchange contracts	—	—	145,803	(36,096)	3,769	113,476
Credit contracts	(64,527)	—	—	—	—	(64,527)
TOTAL	$(64,527)	$(10,436)	$145,803	$(36,096)	$3,769	$38,513

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(212)	$—	$—	$(212)
Foreign exchange contracts	—	(342,001)	10,194	(331,807)
TOTAL	$(212)	$(342,001)	$10,194	$(332,019)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2026, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$194,171	$(130,705)	$—	$63,466

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$375,184	$(130,705)	$—	$244,479
The Fund has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at April 30, 2026, the Fund could be required to pay this amount in cash to its counterparties. Please see the chart above for collateral pledged against this net liability position as of April 30, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2026	Year Ended 10/31/2025
Shares sold	10,194,316	12,069,068
Shares issued to shareholders in payment of distributions declared	3,294,215	6,354,400
Shares redeemed	(5,174,736)	(36,998,609)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	8,313,795	(18,575,141)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $709,067,980. The net unrealized appreciation of investments for federal tax purposes was $77,383,107. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $88,954,739 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,571,632. The amounts presented are inclusive of derivative contracts.
As of October 31, 2025, the Fund had a capital loss carryforward of $146,053,238 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,934,861	$110,118,377	$146,053,238
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2026, the Sub-Adviser earned a fee of $731,823.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$293,984,540
Sales	$249,738,088
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from
Semi-Annual Financial Statements and Additional Information

operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
EMERGING MARKETS CORE FUND (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Advisers do not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and
Semi-Annual Financial Statements and Additional Information

their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Advisers do not charge an investment advisory fee to this Fund for their services. Because the Advisers do not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Advisers do not charge an investment advisory fee to the Fund and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contracts.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. . The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s observations, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
Semi-Annual Financial Statements and Additional Information

The Board noted that an affiliate of the Advisers is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453026 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Emerging Markets Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Emerging Markets Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Emerging Markets Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Emerging Markets Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul A. Uhlman
Paul A. Uhlman, President - Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026